Long-term Bank Loans - Summary of Long-term Bank Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 7,733,565	$ 9,041,645
Less:Fee on syndicated bank loan	(17,223)	(24,355)
Less: Unamortized interest on government granted bank loans	(64,212)
Less: Current portion (fee included)	(748,353)	(748,419)	$ (26,651)
Syndicated bank loans, excluding current portion	6,985,212	8,293,226	$ 248,761
Long-term bank loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Unused credit lines of long-term	$ 11,239,000	$ 1,800,000
Gross carrying amount [member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range		1.7895%
Gross carrying amount [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	0.65%		0.65%
Gross carrying amount [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	1.7895%		1.7895%
Gross carrying amount [member] | Syndicated bank loans repayable from November 2018 to May 2023 [member]
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 3,310,000	$ 9,066,000
Period and payment term	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018
Gross carrying amount [member] | Government granted bank loans from March 2020 To February 2030 [Member]
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 4,505,000
Period and payment term	Borrowing period is from March 11, 2020 to February 15, 2030; interest is repayable monthly; principal is repayable monthly from March 15, 2023